Segment Information (Details)	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2025 USD ($) Integer	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Segment Reporting [Line Items]
Number of reportable segments | Integer		1
Number of operating segments | Integer			1
Segment description		For reviewing the operational performance of the Company and for the purpose of allocating resources, the Chief Operating Decision Maker (“CODM”) of the Company, identified as the Chief Executive Officer, reviews the consolidated results as a whole.			For reviewing the operational performance of the Company and for the purpose of allocating resources, the Chief Operating Decision Maker (“CODM”) of the Company, identified as the Chief Executive Officer, reviews the consolidated results as a whole.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer			Chief Executive Officer
General and administrative expenses		$ 4,253,318	$ 2,312,367		$ 4,718,524	$ 4,921,812
Total assets	$ 6,810,569	6,810,569			$ 2,308,521
Los Altos Ventures Corp. [Member]
Segment Reporting [Line Items]
General and administrative expenses	6,644			$ 33,623
Total assets	$ 13,011	$ 13,011		$ 4,077